Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Loss
Net income/(loss)	$ (198,686)	$ (2,808,086)	$ 58,020
Other comprehensive income/ (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	110	466	550
Actuarial gains/(losses)	0	50	(1,518)
Other comprehensive income/(loss)	110	516	(968)
Comprehensive income/(loss)	(198,576)	(2,807,570)	57,052
Less: comprehensive income attributable to non-controlling interests	0	(39,090)	(105,137)
Comprehensive loss attributable to DryShips Inc.	$ (198,576)	$ (2,846,660)	$ (48,085)